CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 5,597,764	$ 5,505,960	$ 673,739
Restricted cash	55,000	55,000	555,000
Prepaid expenses and other current assets	335,979	254,967	51,042
Total current assets	5,988,743	5,815,927	1,279,781
FIXED ASSETS, NET	2,697,624	3,044,565	3,510,489
GOODWILL	1,675,462	1,675,462	0
OTHER ASSETS	27,222	27,222	11,872
TOTAL ASSETS	10,389,051	10,563,176	4,802,142
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	712,808	478,041	392,881
Accrued interest	0	0	305,049
Derivative liability	21,628	23,305	0
Notes payable, current portion	0	0	204,802
Capital lease obligations, current portion	2,356	2,235	2,085
Total current liabilities	736,792	503,581	904,817
LONG-TERM LIABILITIES:
Convertible debt	0	0	2,720,985
Notes payable, net of current portion	450,000	450,000	920,941
Deferred rent	133,209	124,381	115,311
Capital lease obligations, net of current portion	2,309	4,091	6,326
Total long-term liabilities	585,518	578,472	3,763,563
TOTAL LIABILITIES	1,322,310	1,082,053	4,668,380
COMMITMENTS AND CONTINGENCIES (Notes 13 and 14)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.00001 par value; 7,000 shares authorized; none issued and outstanding as of September 30, 2012, December 31, 2011 and 2010	0	0	0
Common stock, $0.00001 par value; 150,000,000 shares authorized; 43,460,497, 36,907,824 and 12,820,102 shares issued and outstanding at September 30, 2012, December 31, 2011 and 2010, respectively	434	369	128
Additional paid-in capital	47,186,659	40,961,180	24,178,638
Deficit accumulated during the development stage	(38,120,352)	(31,480,426)	(24,045,004)
Total stockholders' equity	9,066,741	9,481,123	133,762
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 10,389,051	$ 10,563,176	$ 4,802,142